Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 1,092	$ 1,692	$ 1,812
Charged to Operating expenses	89	(72)	356
Amount written-off or used	(303)	(528)	(476)
Balance at end of period	$ 878	$ 1,092	$ 1,692